Assets Under Development - Narrative (Details) $ in Thousands, liquefiedNaturalGasTon in Millions				1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 12, 2025	Feb. 14, 2025 USD ($)	Sep. 30, 2024 USD ($) liquefiedNaturalGasTon	Sep. 30, 2024 USD ($) liquefiedNaturalGasTon	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Transferred from vessels and equipment, net and other current assets						$ 76,270
FLNG Gimi
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Production period	20 years
Transferred from vessels and equipment, net and other current assets						0
FLNG Esperanza
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Transferred from vessels and equipment, net and other current assets		$ 76,300			$ 0	$ 76,270
FLNG Esperanza | Letter of Credit, Black and Veatch (“B&V”) | Letter of credit
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt instrument, face amount			$ 100,000	$ 100,000
Debt Instrument, upfront fee (in percentage)			1.50%
Debt instrument, margin on outstanding balance (in percentage)			1.75%
FLNG Esperanza | Engineering, procurement and construction agreement, CIMC
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Tons of liquefied natural gas, capacity | liquefiedNaturalGasTon			3.5	3.5
Conversion cost				$ 2,200,000